Core Deposit Intangible (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 06, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of core deposit intangible	$ 601	$ 602	$ 601
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	601
Finite-Lived Intangible Assets, Amortization Expense, Year Two	601
Finite-Lived Intangible Assets, Amortization Expense, Year Three	601
Finite-Lived Intangible Assets, Amortization Expense, Year Four	601
Finite-Lived Intangible Assets, Amortization Expense, Year Five	601
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	2,174
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible	5,783	6,385	6,986
Amortization of core deposit intangible	601	602	601
Core deposit intangible, net	$ 5,182	$ 5,783	$ 6,385
NewportBancorpInc [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities				$ 288,400
Finite-Lived Core Deposits, Gross				216,200
Core deposit intangible				$ 7,800